KIT COLE
                             STRATEGIC GROWTH FUND


                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2001




February 15, 2002


Dear Shareholder,

The year ended December 31, 2001 was challenging for both the economy and the stock market. The economy slowed dramatically both in response to Federal
Reserve tightening through monetary policy in calendar year 2000 and the reduction of corporate capital expenditures. As sales fell and inventories began to rise, corporations instituted extensive staff reductions, resulting in rising unemployment and consumer caution about spending and investing.

The tragic events of September 11, 2001 and the subsequent threat of bio-terrorism exacerbated both corporate and investor uncertainty, causing further decline in industrial production. The economy slipped into recession in the fourth calendar quarter of 2001 and unemployment continued to rise through the end of the calendar year. Through these combinations of events, investors witnessed the longest bear market (18 months) since 1982 and the third worst bear market since World War II.

It is the Advisor's view that September 21, 2001 marked the end of the 2000-2001 bear market and signaled the start of a new bull market.

In the fourth calendar quarter, stock holdings in the Fund's portfolio were re-positioned to take advantage of sectors that the Advisor believes would perform well early in the economic recovery. As a result, the Fund's equity portfolio was up 23.68% for the fourth calendar quarter, out-performing both the Russell Large Cap Growth Index's 14.93% and the S&P 500 Index's 10.74%. Including temporary cash holdings during the fourth calendar quarter, the Fund's total return was 14.29%. The Fund's total return for the twelve months ended December 31, 2001 was (41.80)% compared to (20.88)% for the Russell Large Cap Growth Index and (11.90)% for the S&P 500 Index. And the Fund's total return since inception (November 7, 2000) was (44.87)%, compared to (35.67)% for the Russell Large Cap Growth Index and (18.63)% for the S&P 500 index. During this period many of the existing losses in the portfolio were realized so that those losses could be used to reduce future capital gains occurring in the portfolio.

Economic recovery ahead
There are some early indications that the contraction phase of this business cycle is drawing to a close. For example, inventories are falling at an extraordinary pace and industrial production is running well below sales. The reduction of inventories will ultimately restart industrial production to refill the inventory pipeline.

In addition, the huge increase in the U.S. Defense budget and the billions of dollars allocated to the recovery of New York along with eleven interest rate reductions last year by the Federal Reserve Board and the 2002 phase-in of tax cuts enacted in 2001 will help boost end-user demand.

As the economy recovers, demand for goods and services rises, production increases, unemployment slows and consumer and corporate confidence increases, causing the economic cycle to begin anew. This process appears to be in place.

Other Signs of Recovery-
Improvement of the Semi-conductor Book-to-Bill Rate

There are other early signs that business is improving. The semi-conductor book-to-bill rate of decline is abating.

The North America-based manufacturers of semi-conductor equipment posted $612.3 Million in orders in November 2001 and a book-to-bill ratio of 0.73 which is strongly up from a low of 0.43 in May 2001. A book-to-bill ratio of 0.73 means that $73 worth of new orders is received for every $100 of product shipped. The rates of decline for both billings and orders have lessened in recent months compared to the steeper decline earlier in the year - thus signaling a production turn around.

Earnings outlook

Of the 1,500 technology companies followed by First Call (a research data source), 140 companies made pre-announcements of earnings shortfalls for the fourth calendar quarter of 2001. That compares with 245 earnings warnings in the third calendar quarter of 2001 and 361 warnings in the first calendar quarter of 2001.This trend in lower earnings warnings confirms the economic cycle is on the rebound and should lead to higher earnings in the periods to come.

Moving beyond the turbulence: Profiting in 2002

Looking forward, we believe the following trends will provide some of the best investment opportunities in the year to come:

Businesses are still investing in new technologies, with the emphasis focusing on tools that make businesses more efficient, productive, profitable and secure. Sectors that will benefit from this investment trend include software specifically targeted to meet profitability and security goals, and hardware that improves and protects corporate communications.

|_| Corporate productivity enhancements - Companies will continue to invest in Supply Chain Management (SCM), Customer Relationship Management (CRM), Human Resource Management (HRM), but will use low cost outsourced System Integrator vs. Expensive Big 5.

|_| Application Integration and Web-Services - Companies will invest in new application paradigms that enable heterogeneous applications to communicate with each other, while still protecting their past investments.

|_| Security and virus protection - Companies will invest both in Software and in Managed Service Provider (MSP) vendors to fortify their informational assets. In Mid 2001 we had 75,000 viruses, at the rate of 20 new viruses a week. In next few years a new malicious virus will be released every hour.

|_| System Management, Software Migration & Windows XP momentum - Companies will invest in technologies that streamline their IT administrative tasks. Managing from a single console all the enterprise application, migrating both the OS and applications to new operating environment.

|_| Business Intelligence - Companies will invest in technologies that enable efficient collection, analysis and conversion of data from disparate sources to information, to knowledge - thus facilitating accurate and fast decision making.

Consumers wary of international terrorist activity have responded by hunkering down and staying near their homes. Several sectors of the economy benefit from this trend: home improvement, consumer electronics, retail that focuses on the home and electronic games, to mention a few.

As the population continues to age and demands improving health care, health maintenance organizations (HMOs) and hospital management companies are enjoying strong pricing increases creating investment opportunities in uncertain times.

The Advisor has oriented the portfolio to participate in these investment themes while the economy continues to stabilize. In addition, the Advisor continues to focus on companies with good fundamentals, strong management, healthy balance sheets and strong customer bases.



/s/ Kit M. Cole
-------------------------------
Kit M. Cole,
Portfolio Manager
Kit Cole Strategic Growth Fund


The above outlook reflects the opinions of Kit Cole Investment Advisory Services, are subject to change, and any forecasts made cannot be guaranteed.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original value. The Russell Large Cap Growth Index and S&P 500 Index are unmanaged indexes commonly used to measure performance of U.S. stocks. These indexes are not available for direct investment. This material must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC          (02/02)


Schedule of Investments
December 31, 2001 (Unaudited)

  Number of                                                            Market
   Shares                                                              Value
------------                                                        ------------
             COMMON STOCK - 97.64%
             BASIC INDUSTRIES - 6.37%
             Aerospace and Equipment - 0.19%
       50    Alliant Techsystems Inc. *                                  3,860
       50    Northrop Grumman Corporation                                5,041
                                                                    ------------
                                                                         8,901
                                                                    ------------
             Building Material Product Equipment - 1.64%
    3,200    The Shaw Group Inc.*                                       75,200
                                                                    ------------
             Diversified - 4.54%
    2,550    General Electric Company                                 102,204
    1,800    Tyco International Ltd.                                  106,020
                                                                      208,224
                                                                    ------------
             BASIC INDUSTRIES Total                                   292,325
                                                                    ------------
             CONSUMER CYCLICALS - 16.66%
             Leisure Time Amusements - 1.81%
    4,000    The Walt Disney Company                                    82,880
                                                                    ------------
             Multimedia - 2.05%
    2,925    AOL Time Warner Inc.*                                      93,893
                                                                    ------------

             Retail, Discount - 2.52%
    1,550    Best Buy Co., Inc. *                                      115,444
                                                                    ------------

             Retail, Furniture, Household - 10.28%
    3,325    Costco Wholesale Corporation*                             147,563
    2,800    The Home Depot, Inc.                                      142,828
    3,900    Lowe's Companies, Inc.                                    180,999
                                                                    ------------
                                                                       471,390
                                                                    ------------

             CONSUMER CYCLICALS Total                                  763,607

             CONSUMER STAPLES - 2.96%
             Household Products - 2.96%
    4,000    Bed Bath & Beyond Inc. *                                  135,600
                                                                    ------------
             CONSUMER STAPLES Total                                    135,600
                                                                    ------------

  Number of                                                            Market
   Shares                                                              Value
-----------                                                          ----------
             HEALTH CARE - 9.77%
             Biotechnology - 0.25%
      150    Abgenix, Inc.*                                              5,046
       75    Human Genome Sciences, Inc.*                                2,529
      150    Millennium Pharmaceuticals, Inc.*                           3,676
                                                                    ------------
                                                                        11,251
                                                                    ------------
             Health Care Services - 6.89%
    3,300    Tenet Healthcare Corporation*                             193,776
    1,725    UnitedHealth Group Incorporated                           122,078
                                                                    ------------
                                                                       315,854
                                                                    ------------
             Medical Technology - 2.63%
    2,250    Baxter International Inc.                                 120,668
                                                                    ------------
             HEALTH CARE Total                                         447,773
                                                                    ------------
             FINANCE - 7.02%
             Financial Services, Business - 4.04%
    2,000    The Goldman Sachs Group, Inc.                             185,500
                                                                    ------------
             Financial Services, Personal - 2.98%
    2,100    Household International, Inc.                             121,674
      450    Washington Mutual, Inc.                                    14,715
                                                                    ------------
                                                                       136,389
                                                                    ------------

             FINANCE Total                                             321,889
                                                                    ------------
             TECHNOLOGY - 50.77%
             Computer Hardware - 9.45%
    4,900    Brocade Communications Systems, Inc. *                    162,288
    3,800    Dell Computer Corporation*                                103,284
    4,000    EMC Corporation*                                           53,760
    3,100    Juniper Networks, Inc. *                                   58,745
    4,500    Sun Microsystems, Inc.*                                    55,350
                                                                    ------------
                                                                       433,427
                                                                    ------------

Number of                                                              Market
 Shares                                                                 Value
---------                                                            ----------

           Computer Software - 16.04%
    5,050    Adobe Systems Incorporated                                156,803
    4,900    BEA Systems, Inc. *                                        75,460
      200    Mercury Computer Systems, Inc. *                            7,822
    3,000    Mercury Interactive Corporation *                         101,940
    1,500    Microsoft Corporation *                                    99,375
    3,500    Network Associates, Inc. *                                 90,475
    3,000    Red Hat, Inc. *                                            21,300
    3,300    Siebel Systems, Inc.*                                      92,334
    2,000    VERITAS Software Corporation *                             89,660
                                                                    ------------
                                                                       735,169
                                                                    ------------
             Electronic Components, Miscellaneous - 3.77%
    5,500    Flextronics International Ltd.*                           131,945
    1,800    Jabil Circuit, Inc. *                                      40,896
                                                                    ------------
                                                                        172,841
                                                                    ------------
             Electronic Controls and Equipment - 3.71%
    1,700    Celestica Inc. *                                           68,663
    5,600    Cisco Systems, Inc.*                                      101,416
                                                                    ------------
                                                                       170,079
                                                                    ------------
             Internet and Related - 12.68%
    1,500    Check Point Software Technologies Ltd *                    59,835
    2,000    eBay Inc.*                                                133,800
   15,000    i2 Technologies, Inc.*                                    118,500
    3,000    NetIQ Corporation *                                       105,780
    4,300    SonicWALL, Inc. *                                          83,592
      500    Retek Inc.*                                                14,935
    1,700    VeriSign, Inc.*                                            64,668
                                                                    ------------
                                                                        581,110
                                                                    ------------
             Semiconductor Equipment - 5.12%
      400    Applied Materials, Inc.*                                   16,040
    4,400    KLA-Tencor Corporation*                                   218,064
                                                                    ------------
                                                                       234,104
                                                                    ------------
             TECHNOLOGY Total                                        2,326,730
                                                                    ------------

             TELECOMMUNICATIONS - 4.09%
             Telecommunications Equipment - 1.44%
      100    CIENA Corporation *                                         1,431
    2,700    Scientific-Atlanta, Inc.                                   64,638
                                                                    ------------
                                                                        66,069
                                                                    ------------
             Wireless Equipment - 2.65%
    4,950    Nokia Oyi                                                 121,423
                                                                    ------------
             TELECOMMUNICATIONS Total                                  187,492
                                                                    ------------
             COMMON STOCK Total (Cost $4,416,410)                    4,475,416
                                                                    ------------
             VARIABLE RATE DEMAND NOTES # - 2.11%
   34,736    American Family, 1.6531%                                   34,736
   24,066    Wisconsin Corporate Central Credit Union, 1.5956%          24,066
   37,931    Wisconsin Electric Power Company, 1.6531%                  37,931
                                                                    ------------
             TOTAL VARIABLE RATE DEMAND NOTES (Cost $96,733)            96,733
                                                                    ------------
             TOTAL INVESTMENTS - 99.75% (Cost $4,513,143)            4,572,149
                                                                    ------------
             Other Assets in Excess of Liabilities - 0.25%              11,497
                                                                    ------------
             Total Net Assets - 100.00%                             $4,583,646

*    Non-income producing security.

# Variable rate demand notes are considered short-term obligations and are payable on demand at the market value. The interest rates change periodically at specified dates. The rates shown are as of December 31, 2001.


KIT COLE STRATEGIC GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)

ASSETS:
     Investments in securities, at market value (cost: $4,513,143)   $ 4,572,149
     Accrued dividends and interest                                        2,486
     Receivable from Advisor                                              27,152
     Other Assets                                                         17,695
     Receivable for Fund Shares Issued                                       500
                                                                    ------------
     Total assets                                                      4,619,982

LIABILITIES:
     Accrued expenses                                                     36,336
     Total liabilities                                                    36,336
                                                                    ------------
     Total net assets                                                $ 4,583,646

NET ASSETS CONSIST OF:
     Capital stock                                                   $ 8,328,600
     Accumulated undistributed net investment loss                      (69,453)
     Accumulated undistributed net realized loss on investments      (3,734,507)
     Unrealized appreciation on investments                               59,006
     Total Net Assets                                                $ 4,583,646

     Shares outstanding (unlimited shares of no par
          value authorized)    908,771

     Net asset value, offering and redemption price per share             $ 5.04


              See accompanying Notes to the Financial Statements.


Kit Cole Strategic Growth Fund
Statement of Operations
For the Period of July 1, 2001 through December 31, 2001 (Unaudited)

INVESTMENT INCOME:
    Dividend income                                                     $ 7,087
    Interest income                                                       7,499
                                                                    ------------
    Total investment income                                              14,586

EXPENSES:
    Administration fees                                                  28,159
    Advisory fee                                                         26,197
    Shareholder servicing fees and expenses                              15,508
    Professional fees                                                    12,429
    Fund accounting fees                                                 11,857
    Federal and state registration                                        9,860
    Distribution (12b-1) fees                                             5,240
    Custody fees                                                          2,400
    Trustees fees and expenses                                            1,862
    Other expenses                                                        1,612
                                                                    ------------

    Total expenses before Advisor reimbursement                         115,124
    Less fees and expenses reimbursed and waived by Advisor             (73,208)
                                                                    ------------
    Net expenses                                                         41,916
                                                                    ------------
    Net investment loss                                                 (27,330)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS  :

    Net realized loss on investments                                 (1,732,293)
    Net change in unrealized appreciation on investments                618,181
                                                                    ------------
    Net realized and unrealized gain (loss) on investments           (1,114,112)

    Net decrease in net assets resulting from operations           $ (1,141,442)


           See accompanying Notes to the Financial Statements.



Kit Cole Strategic Growth Fund
Statement of Changes in Net Assets
                                                                     Six Months        November 7, 2000   1
                                                                          Ended              Through
                                                                    December 31, 2001     June 30, 2001
                                                                       (Unaudited)
OPERATIONS:
       Net investment loss                                             $ (27,330)          $ (42,123)
       Net realized loss on investments                               (1,732,293)         (2,002,214)
       Net change in unrealized appreciation (depreciation)
            on investments                                               618,181            (559,175)
                                                                    ------------            ----------
       Net decrease in assets resulting from operations               (1,141,442)         (2,603,512)

CAPITAL SHARE TRANSACTIONS:
       Proceeds from shares sold                                       1,115,395           8,113,449
       Cost of shares redeemed                                          (573,166)           (427,078)

       Net increase in net assets from capital share transactions        542,229           7,686,371
                                                                    ------------           -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (599,213)          5,082,859

NET ASSETS:
       Beginning of period                                             5,182,859             100,000

       End of period                                                 $ 4,583,646         $ 5,182,859
                                                                    ------------           -----------


1 Commencement of operations.



  See accompanying Notes to the Financial Statements.



Kit Cole Strategic Growth Fund
Financial Highlights

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

                                                                       Six Months            November 7, 2000(1)
                                                                         Ended                  Through
                                                                     December 31, 2001         June 30, 2001
                                                                     -----------------       -------------------
                                                                       (Unaudited)
NET ASSET VALUE:
    Beginning of period                                                   $ 6.57                 $ 10.00
OPERATIONS:
    Net investment loss 2                                                  (0.02)                  (0.05)
    Net realized and unrealized loss on investment securities              (1.51)                  (3.38)
           Total from operations                                           (1.53)                  (3.43)
                                                                          -------                  ------
NET ASSET VALUE:
    End of period                                                         $ 5.04                  $ 6.57

Total return 3, 4                                                        -23.29%                 -34.30%

Net assets at end of period (000s omitted)                               $ 4,584                 $ 5,183

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursement 5                                         5.49%                   5.00%
    After expense reimbursement 5                                          2.00%                   2.00%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
    Before expense reimbursement 5                                        -4.80%                   -4.16
    After expense reimbursement 5                                         -1.31%                   -1.16

    Portfolio turnover rate 4                                                69%                     82%


1    Commencement of Operations.
2 Net investment loss per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
3    Cumulative.
4    Not annualized.
5    Annualized.



     See accompanying Notes to the Financial Statements.

NOTES TO THE FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)

1.   ORGANIZATION   The Kit Cole Strategic Growth Fund (the "Fund") is  a series of Kit Cole Investment Trust (the "Trust"), a business trust organized  on March 27, 2000 in the state of Delaware and is registered  under the  Investment  Company  Act of 1940,  as
                    amended  (the  "1940  Act"),  as  an  open-end   diversified
                    management  investment  company.  Kit Cole Strategic  Growth
                    Fund is  currently  the only  series of the Trust.  The Fund
                    commenced   operations   on  November  7,  2000.   Kit  Cole
                    Investment Advisory Services, Inc. serves as the investment advisor (the "Advisor") for the Fund and is responsible for managing the Fund's portfolio of securities.

2. SIGNIFICANT a) Organization and Prepaid Initial Registration Expenses ACCOUNTING Expenses incurred by the Trust in connection with the
     POLICIES       organization and the initial public  offering of shares were expensed as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to voluntarily reimburse the Fund for these expenses, subject to potential recovery
                    (see Note 3). Prepaid initial registration expenses are deferred and amortized over the period of benefit.

                    b) Investment Valuation
                    Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of most recent quoted bid and ask prices. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. Corporate bonds, U.S. Government securities and money market instruments are valued at the close of the NYSE. The value of these securities used in computing the NAV of each class is determined as of such time. Variable rate demand notes are valued at amortized cost, which approximates market value.

                    c) Federal Income Taxes
                    The Fund  intends  to comply  with the  requirements  of the
                    Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required. Accounting principles generally accepted in the United States require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

                    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2001, the Fund had an accumulated capital loss carryforward for tax purposes of $2,002,214 which will expire on June 30, 2009.

                    d) Use of Estimates
                    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

                    e) Other
                    Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

                    f) New Accounting Pronouncement
                    The revised AICPA Audit and Accounting Guide for Investment Companies is effective for fiscal years beginning after December 15, 2000. While adoption of this revised guide could impact the presentation of the financial statements, management does not expect it to have a material impact on the operations of the Fund.

3.   AGREEMENTS     The  Trust  has   an  Investment  Advisory  Agreement  (the
                    "Agreement") with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.25% of the Fund's average daily net assets.

                    The Advisor has agreed to voluntarily waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) do not exceed 2.00% of its average daily net assets until September 30, 2002. After September 30, 2002, the Advisor may terminate or revise the total annual operating expense limitations at any time. Any waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 2.00%, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of five years from the date such amount was waived or reimbursed. Accordingly, waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                            Year of Expiration           Recoverable Amount
                            ------------------           ------------------
                                 6/30/05                        $80,743
                                 6/30/06                        108,974
                                 6/30/07                         73,208

4.   DISTRIBUTION   The Trust, on behalf of the Fund, has adopted a distribution
     PLAN           plan pursuant  to  Rule 12b-1 under the 1940 Act (the "12b-1
                    Plan"), which provides that the Fund may reimburse the Fund's distributor or others at an annual rate of up to 0.25% of the average daily net assets attributable to its shares. Payments under the 12b-1 Plan shall be used to compensate or reimburse the Fund's distributor or others for services provided and expenses incurred in connection with the sale of shares and are tied to the amounts of actual expenses incurred.

5.   INVESTMENT     The  aggregate  purchases and sales of securities, excluding
     TRANSACTIONS   short-term investments, by the Fund for the six months ended
                    December 31, 2001 were as follows:

                          Purchases                                 Sales
                          ---------                                 -----
                    U.S. Government     Other      U.S. Government      Other
                    ---------------     -----      ---------------      -----
                         $0           $3,283,521          $0         $2,586,559

                    At December  31, 2001,  gross  unrealized  appreciation  and
                    depreciation   of  investments  for  tax  purposes  were  as
                    follows:

                    Appreciation                               $       361,843
                    (Depreciation)                                   (370,452)
                                                                     ---------
                    Net unrealized depreciation of investments       $ (8,609)
                                                                     =========

                    At December 31, 2001, the cost of investments for tax purposes was $4,580,758.


                                              Six months       November 7, 2000
                                                ended              through
                                          December 31, 2001     June 30, 2001
                                          -----------------     -------------
6. SHARES OF
BENEFICIAL          Shares sold                225,884             847,080
INTEREST            Shares redeemed           (106,133)            (68,060)
                                              ---------            --------
                    Net increase in shares     119,751             779,020
                    Shares outstanding:
                    Beginning of period        789,020              10,000
                                               -------              ------
                    End of period              908,771             789,020
                                               =======             =======


 ADVISOR
                      Kit Cole Investment Advisory Services
                           851 Irwin Street, Suite 301
                              San Rafael, CA 94901

                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                        615 E. Michigan Street, Suite 200
                               Milwaukee, WI 53202

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                              FUND ADMINISTRATION,
                                FUND ACCOUNTING,
                            TRANSFER AGENT, DIVIDEND
                                  PAYING AGENT
                          US Bancorp Fund Services, LLC
                             615 E. Michigan Street
                               Milwaukee, WI 53202

                               INDEPENDENT PUBLIC
                                   ACCOUNTANT
                               Arthur Andersen LLP
                             100 E. Wisconsin Avenue
                               Milwaukee, WI 53202

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                             San Francisco, CA 94104